UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   December 18, 2019 to January 17, 2020

Commission File Number of issuing entity:  333-226850-01

Central Index Key Number of issuing entity:  0001754913

BBCMS Mortgage Trust 2018-C2
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-226850

Central Index Key Number of depositor:  0001541480

Barclays Commercial Mortgage Securities LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000312070

Barclays Bank PLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001548405

Starwood Mortgage Capital LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001558761

Cantor Commercial Real Estate Lending, L.P.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001089877

KeyBank National Association
(Exact name of sponsor as specified in its charter)

Daniel Vinson (212) 412-7519
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4096513
38-4096514
38-7206274
(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-SB			X
A-3			X
A-4			X
A-5			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On January 17, 2020 a distribution was made to holders of the certificates issued by BBCMS Mortgage Trust 2018-C2.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by Barclays Commercial Mortgage Securities LLC (the "Depositor") and held by BBCMS Mortgage Trust 2018-C2 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from December 18, 2019 to January 17, 2020.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Exchange Act (a "Rule 15Ga-1 Form ABS-15G") on November 7, 2019. The CIK number for the Depositor is 0001541480.

Barclays Bank PLC filed its most recent Rule 15Ga-1 Form ABS-15G on November 7, 2019. The CIK number for Barclays Bank PLC is 0000312070.

Starwood Mortgage Capital LLC filed its most recent Rule 15Ga-1 Form ABS-15G on February 7, 2019. The CIK number for Starwood Mortgage Capital LLC (formerly known as Archetype Mortgage Funding II LLC) is 0001548405.

Cantor Commercial Real Estate Lending, L.P. filed its most recent Rule 15Ga-1 Form ABS-15G on February 11, 2019. The CIK number for Cantor Commercial Real Estate Lending, L.P. is 0001558761.

KeyBank National Association filed its most recent Rule 15Ga-1 Form ABS-15G on February 13, 2019. The CIK number for KeyBank National Association is 0001089877.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on January 31, 2020 under Commission File No. 333-226850-01 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on January 31, 2020 under Commission File No. 333-226850-01 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 9. Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for BBCMS Mortgage Trust 2018-C2, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	12/17/2019	$0.00
Current Distribution Date	01/17/2020	$0.00

*REO Account
Prior Distribution Date	12/17/2019	$0.00
Current Distribution Date	01/17/2020	$0.00
*As provided by Special Servicer

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for BBCMS Mortgage Trust 2018-C2, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	12/17/2019	$5,535.06
Current Distribution Date	01/17/2020	$5,728.29

Interest Reserve Account
Prior Distribution Date	12/17/2019	$0.00
Current Distribution Date	01/17/2020	$0.00

Gain-on-Sale Reserve Account
Prior Distribution Date	12/17/2019	$0.00
Current Distribution Date	01/17/2020	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by BBCMS Mortgage Trust 2018-C2, relating to the January 17, 2020 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on January 31, 2020 under Commission File No. 333-226850-01 and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on January 31, 2020 under Commission File No. 333-226850-01 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Barclays Commercial Mortgage Securities LLC
(Depositor)

/s/ Daniel Vinson
Daniel Vinson, Chief Executive Officer

Date: January 28, 2020